Segment and geographical information (Details 2) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Results by segment - before elmininations (aggregated)
Gross revenues	$ 15,345,000,000	$ 13,548,000,000	$ 9,930,000,000	$ 28,893,000,000	$ 16,778,000,000
Cost and expenses	(6,256,000,000)	(5,793,000,000)	(4,363,000,000)	(12,049,000,000)	(8,234,000,000)
Research and development expenses	(363,000,000)	(342,000,000)	(189,000,000)	(705,000,000)	(361,000,000)
Gain on sale of assets		1,513,000,000		1,513,000,000
Depreciation, depletion and amortization	(979,000,000)	(957,000,000)	(748,000,000)	(1,936,000,000)	(1,491,000,000)
Operating income (loss)	7,747,000,000	7,969,000,000	4,630,000,000	15,716,000,000	6,692,000,000
Financial income	226,000,000	165,000,000	69,000,000	391,000,000	117,000,000
Financial expenses	(514,000,000)	(582,000,000)	(514,000,000)	(1,096,000,000)	(979,000,000)
Gains (losses) on derivatives, net	358,000,000	239,000,000	(112,000,000)	597,000,000	(342,000,000)
Foreign exchange and indexation gains, net	578,000,000	80,000,000	66,000,000	658,000,000	36,000,000
Discontinued operations, net of tax			(6,000,000)		(151,000,000)
Equity in results of affiliates, joint ventures and others investments	406,000,000	280,000,000	283,000,000	686,000,000	379,000,000
Income taxes	(2,407,000,000)	(1,377,000,000)	(661,000,000)	(3,784,000,000)	(422,000,000)
Noncontrolling interests	58,000,000	52,000,000	(50,000,000)	110,000,000	(21,000,000)
Net income attributable to the Company's stockholders	6,452,000,000	6,826,000,000	3,705,000,000	13,278,000,000	5,309,000,000
Revenue	15,345,000,000	13,548,000,000	9,930,000,000	28,893,000,000	16,778,000,000
Operating segment - after eliminations (disaggregated)
Revenue	15,345,000,000	13,548,000,000	9,930,000,000	28,893,000,000	16,778,000,000
Taxes on revenues	(356,000,000)	(335,000,000)	(272,000,000)	(691,000,000)	(516,000,000)
Net revenues	14,989,000,000	13,213,000,000	9,658,000,000	28,202,000,000	16,262,000,000
Costs and expenses	(6,263,000,000)	(4,287,000,000)	(4,280,000,000)	(10,550,000,000)	(8,079,000,000)
Operating profit	8,726,000,000	8,926,000,000	5,378,000,000	17,652,000,000	8,183,000,000
Operating income	7,747,000,000	7,969,000,000	4,630,000,000	15,716,000,000	6,692,000,000
Property, plant and equipment, net	91,677,000,000	86,498,000,000	73,749,000,000	91,677,000,000	73,749,000,000
Addition to property, plant and equipment	3,480,000,000	2,813,000,000	2,236,000,000	6,293,000,000	4,053,000,000
Investments	8,552,000,000	8,326,000,000	4,444,000,000	8,552,000,000	4,444,000,000
Brazil | Bulk Material
Results by segment - before elmininations (aggregated)
Revenue	1,589,000,000	1,308,000,000	1,110,000,000	2,897,000,000	1,943,000,000
Bulk Material
Results by segment - before elmininations (aggregated)
Gross revenues	20,585,000,000	16,488,000,000	13,148,000,000	37,073,000,000	20,851,000,000
Cost and expenses	(12,352,000,000)	(10,003,000,000)	(8,270,000,000)	(22,355,000,000)	(13,363,000,000)
Research and development expenses	(130,000,000)	(112,000,000)	(72,000,000)	(242,000,000)	(116,000,000)
Depreciation, depletion and amortization	(438,000,000)	(434,000,000)	(362,000,000)	(872,000,000)	(738,000,000)
Operating income (loss)	7,665,000,000	5,939,000,000	4,444,000,000	13,604,000,000	6,634,000,000
Financial income	727,000,000	838,000,000	745,000,000	1,565,000,000	1,311,000,000
Financial expenses	(771,000,000)	(1,022,000,000)	(961,000,000)	(1,793,000,000)	(1,718,000,000)
Gains (losses) on derivatives, net	327,000,000	251,000,000	(157,000,000)	578,000,000	(356,000,000)
Foreign exchange and indexation gains, net	557,000,000	18,000,000	119,000,000	575,000,000	66,000,000
Equity in results of affiliates, joint ventures and others investments	339,000,000	258,000,000	250,000,000	597,000,000	308,000,000
Income taxes	(2,120,000,000)	(981,000,000)	(743,000,000)	(3,101,000,000)	(596,000,000)
Noncontrolling interests	1,000,000	2,000,000	2,000,000	3,000,000	2,000,000
Net income attributable to the Company's stockholders	6,725,000,000	5,303,000,000	3,699,000,000	12,028,000,000	5,651,000,000
Revenue	20,585,000,000	16,488,000,000	13,148,000,000	37,073,000,000	20,851,000,000
Operating segment - after eliminations (disaggregated)
Revenue	11,682,000,000	9,519,000,000	7,497,000,000	21,201,000,000	12,346,000,000
Taxes on revenues	(224,000,000)	(185,000,000)	(171,000,000)	(409,000,000)	(325,000,000)
Net revenues	11,458,000,000	9,334,000,000	7,326,000,000	20,792,000,000	12,021,000,000
Costs and expenses	(3,355,000,000)	(2,961,000,000)	(2,525,000,000)	(6,316,000,000)	(4,654,000,000)
Operating profit	8,103,000,000	6,373,000,000	4,801,000,000	14,476,000,000	7,367,000,000
Depreciation, depletion and amortization	(438,000,000)	(434,000,000)	(357,000,000)	(872,000,000)	(733,000,000)
Operating income	7,665,000,000	5,939,000,000	4,444,000,000	13,604,000,000	6,634,000,000
Property, plant and equipment, net	40,312,000,000	35,665,000,000	30,103,000,000	40,312,000,000	30,103,000,000
Addition to property, plant and equipment	1,488,000,000	1,929,000,000	1,242,000,000	3,417,000,000	1,882,000,000
Investments	1,478,000,000	1,404,000,000	1,528,000,000	1,478,000,000	1,528,000,000
Bulk Material | Iron ore
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(347,000,000)	(357,000,000)	(297,000,000)	(704,000,000)	(622,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	9,102,000,000	7,287,000,000	5,435,000,000	16,389,000,000	9,182,000,000
Taxes on revenues	(134,000,000)	(110,000,000)	(87,000,000)	(244,000,000)	(157,000,000)
Net revenues	8,968,000,000	7,177,000,000	5,348,000,000	16,145,000,000	9,025,000,000
Costs and expenses	(2,157,000,000)	(1,736,000,000)	(1,658,000,000)	(3,893,000,000)	(3,107,000,000)
Operating profit	6,811,000,000	5,441,000,000	3,690,000,000	12,252,000,000	5,918,000,000
Operating income	6,464,000,000	5,084,000,000	3,393,000,000	11,548,000,000	5,296,000,000
Property, plant and equipment, net	33,602,000,000	29,377,000,000	26,408,000,000	33,602,000,000	26,408,000,000
Addition to property, plant and equipment	1,259,000,000	1,177,000,000	1,039,000,000	2,436,000,000	1,593,000,000
Investments	123,000,000	125,000,000	88,000,000	123,000,000	88,000,000
Bulk Material | Pellets
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(31,000,000)	(36,000,000)	(34,000,000)	(67,000,000)	(58,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	2,122,000,000	1,878,000,000	1,618,000,000	4,000,000,000	2,393,000,000
Taxes on revenues	(73,000,000)	(61,000,000)	(62,000,000)	(134,000,000)	(130,000,000)
Net revenues	2,049,000,000	1,817,000,000	1,556,000,000	3,866,000,000	2,263,000,000
Costs and expenses	(778,000,000)	(840,000,000)	(524,000,000)	(1,618,000,000)	(956,000,000)
Operating profit	1,271,000,000	977,000,000	1,032,000,000	2,248,000,000	1,307,000,000
Operating income	1,240,000,000	941,000,000	998,000,000	2,181,000,000	1,249,000,000
Property, plant and equipment, net	2,678,000,000	2,551,000,000	1,698,000,000	2,678,000,000	1,698,000,000
Addition to property, plant and equipment		353,000,000	77,000,000	353,000,000	129,000,000
Investments	1,093,000,000	1,035,000,000	1,254,000,000	1,093,000,000	1,254,000,000
Bulk Material | Manganese
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(4,000,000)	(5,000,000)	(4,000,000)	(9,000,000)	(5,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	52,000,000	43,000,000	89,000,000	95,000,000	147,000,000
Taxes on revenues	(2,000,000)	(2,000,000)	(6,000,000)	(4,000,000)	(6,000,000)
Net revenues	50,000,000	41,000,000	83,000,000	91,000,000	141,000,000
Costs and expenses	(48,000,000)	(21,000,000)	(47,000,000)	(69,000,000)	(62,000,000)
Operating profit	2,000,000	20,000,000	36,000,000	22,000,000	79,000,000
Operating income	(2,000,000)	15,000,000	32,000,000	13,000,000	74,000,000
Property, plant and equipment, net	25,000,000	20,000,000	23,000,000	25,000,000	23,000,000
Addition to property, plant and equipment	1,000,000			1,000,000
Bulk Material | Ferroalloys
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(16,000,000)	(11,000,000)	(6,000,000)	(27,000,000)	(17,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	150,000,000	157,000,000	170,000,000	307,000,000	312,000,000
Taxes on revenues	(15,000,000)	(12,000,000)	(16,000,000)	(27,000,000)	(32,000,000)
Net revenues	135,000,000	145,000,000	154,000,000	280,000,000	280,000,000
Costs and expenses	(96,000,000)	(111,000,000)	(79,000,000)	(207,000,000)	(151,000,000)
Operating profit	39,000,000	34,000,000	75,000,000	73,000,000	129,000,000
Operating income	23,000,000	23,000,000	69,000,000	46,000,000	112,000,000
Property, plant and equipment, net	321,000,000	308,000,000	240,000,000	321,000,000	240,000,000
Addition to property, plant and equipment	10,000,000	11,000,000	3,000,000	21,000,000	8,000,000
Bulk Material | Coal
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(40,000,000)	(25,000,000)	(16,000,000)	(65,000,000)	(31,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	256,000,000	154,000,000	185,000,000	410,000,000	312,000,000
Net revenues	256,000,000	154,000,000	185,000,000	410,000,000	312,000,000
Costs and expenses	(276,000,000)	(253,000,000)	(217,000,000)	(529,000,000)	(378,000,000)
Operating profit	(20,000,000)	(99,000,000)	(32,000,000)	(119,000,000)	(66,000,000)
Operating income	(60,000,000)	(124,000,000)	(48,000,000)	(184,000,000)	(97,000,000)
Property, plant and equipment, net	3,686,000,000	3,409,000,000	1,734,000,000	3,686,000,000	1,734,000,000
Addition to property, plant and equipment	218,000,000	388,000,000	123,000,000	606,000,000	152,000,000
Investments	262,000,000	244,000,000	186,000,000	262,000,000	186,000,000
Bulk Material | America, except United States
Results by segment - before elmininations (aggregated)
Revenue	576,000,000	472,000,000	391,000,000	1,048,000,000	584,000,000
Bulk Material | United States
Results by segment - before elmininations (aggregated)
Revenue	5,000,000	6,000,000	12,000,000	11,000,000	13,000,000
Bulk Material | Europe
Results by segment - before elmininations (aggregated)
Revenue	4,520,000,000	3,680,000,000	3,331,000,000	8,200,000,000	5,482,000,000
Bulk Material | Middle East/Africa/Oceania
Results by segment - before elmininations (aggregated)
Revenue	718,000,000	853,000,000	747,000,000	1,571,000,000	940,000,000
Bulk Material | Japan
Results by segment - before elmininations (aggregated)
Revenue	2,631,000,000	1,979,000,000	1,260,000,000	4,610,000,000	2,466,000,000
Bulk Material | China
Results by segment - before elmininations (aggregated)
Cost and expenses					(8,007,000,000)
Revenue	8,892,000,000	6,825,000,000	5,332,000,000	15,717,000,000	8,007,000,000
Bulk Material | Asia, other than Japan and China
Results by segment - before elmininations (aggregated)
Revenue	1,654,000,000	1,365,000,000	965,000,000	3,019,000,000	1,416,000,000
Brazil | Base Metals
Results by segment - before elmininations (aggregated)
Revenue	3,000,000	196,000,000	157,000,000	199,000,000	358,000,000
Base Metals
Results by segment - before elmininations (aggregated)
Gross revenues	2,515,000,000	3,088,000,000	2,379,000,000	5,603,000,000	4,512,000,000
Cost and expenses	(1,813,000,000)	(1,873,000,000)	(1,857,000,000)	(3,686,000,000)	(3,717,000,000)
Research and development expenses	(98,000,000)	(74,000,000)	(58,000,000)	(172,000,000)	(100,000,000)
Gain on sale of assets		1,513,000,000		1,513,000,000
Depreciation, depletion and amortization	(350,000,000)	(357,000,000)	(330,000,000)	(707,000,000)	(655,000,000)
Operating income (loss)	254,000,000	2,297,000,000	134,000,000	2,551,000,000	40,000,000
Financial income	(23,000,000)	2,000,000	388,000,000	(21,000,000)	386,000,000
Financial expenses	(211,000,000)	(230,000,000)	(625,000,000)	(441,000,000)	(824,000,000)
Gains (losses) on derivatives, net	31,000,000	(12,000,000)	40,000,000	19,000,000	9,000,000
Foreign exchange and indexation gains, net	(7,000,000)	13,000,000	(55,000,000)	6,000,000	(29,000,000)
Discontinued operations, net of tax			(6,000,000)		(151,000,000)
Equity in results of affiliates, joint ventures and others investments	(2,000,000)	(3,000,000)	1,000,000	(5,000,000)	7,000,000
Income taxes	(228,000,000)	(401,000,000)	74,000,000	(629,000,000)	141,000,000
Noncontrolling interests	33,000,000	14,000,000	(48,000,000)	47,000,000	(19,000,000)
Net income attributable to the Company's stockholders	(153,000,000)	1,680,000,000	(97,000,000)	1,527,000,000	(440,000,000)
Revenue	2,515,000,000	3,088,000,000	2,379,000,000	5,603,000,000	4,512,000,000
Operating segment - after eliminations (disaggregated)
Revenue	2,230,000,000	2,749,000,000	1,736,000,000	4,979,000,000	3,262,000,000
Taxes on revenues	(1,000,000)	(22,000,000)	(6,000,000)	(23,000,000)	(23,000,000)
Net revenues	2,229,000,000	2,727,000,000	1,730,000,000	4,956,000,000	3,239,000,000
Costs and expenses	(1,625,000,000)	(1,586,000,000)	(1,266,000,000)	(3,211,000,000)	(2,544,000,000)
Operating profit	604,000,000	1,141,000,000	464,000,000	1,745,000,000	695,000,000
Depreciation, depletion and amortization	(350,000,000)	(357,000,000)	(330,000,000)	(707,000,000)	(647,000,000)
Operating income	254,000,000	784,000,000	134,000,000	1,038,000,000	48,000,000
Property, plant and equipment, net	34,007,000,000	32,928,000,000	30,361,000,000	34,007,000,000	30,361,000,000
Addition to property, plant and equipment	961,000,000	557,000,000	693,000,000	1,518,000,000	1,300,000,000
Investments	3,832,000,000	3,815,000,000	231,000,000	3,832,000,000	231,000,000
Base Metals | Nickel (co-products and by-products)
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(326,000,000)	(338,000,000)	(246,000,000)	(664,000,000)	(485,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	1,966,000,000	2,115,000,000	874,000,000	4,081,000,000	1,621,000,000
Net revenues	1,966,000,000	2,115,000,000	874,000,000	4,081,000,000	1,621,000,000
Costs and expenses	(1,411,000,000)	(1,150,000,000)	(640,000,000)	(2,561,000,000)	(1,298,000,000)
Operating profit	555,000,000	965,000,000	234,000,000	1,520,000,000	323,000,000
Operating income	229,000,000	627,000,000	(12,000,000)	856,000,000	(162,000,000)
Property, plant and equipment, net	29,801,000,000	29,409,000,000	27,471,000,000	29,801,000,000	27,471,000,000
Addition to property, plant and equipment	613,000,000	371,000,000	386,000,000	984,000,000	708,000,000
Investments	13,000,000	16,000,000	22,000,000	13,000,000	22,000,000
Base Metals | Copper concentrate
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(24,000,000)	(18,000,000)	(22,000,000)	(42,000,000)	(40,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	264,000,000	251,000,000	207,000,000	515,000,000	387,000,000
Taxes on revenues	(1,000,000)	(17,000,000)	(3,000,000)	(18,000,000)	(10,000,000)
Net revenues	263,000,000	234,000,000	204,000,000	497,000,000	377,000,000
Costs and expenses	(214,000,000)	(132,000,000)	(145,000,000)	(346,000,000)	(268,000,000)
Operating profit	49,000,000	102,000,000	59,000,000	151,000,000	109,000,000
Operating income	25,000,000	84,000,000	37,000,000	109,000,000	69,000,000
Property, plant and equipment, net	4,206,000,000	3,519,000,000	2,662,000,000	4,206,000,000	2,662,000,000
Addition to property, plant and equipment	348,000,000	170,000,000	307,000,000	518,000,000	531,000,000
Investments	133,000,000	110,000,000	69,000,000	133,000,000	69,000,000
Base Metals | Aluminum products.
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization		(1,000,000)	(62,000,000)	(1,000,000)	(122,000,000)
Operating segment - after eliminations (disaggregated)
Revenue		383,000,000	655,000,000	383,000,000	1,254,000,000
Taxes on revenues		(5,000,000)	(3,000,000)	(5,000,000)	(13,000,000)
Net revenues		378,000,000	652,000,000	378,000,000	1,241,000,000
Costs and expenses		(304,000,000)	(481,000,000)	(304,000,000)	(978,000,000)
Operating profit		74,000,000	171,000,000	74,000,000	263,000,000
Operating income		73,000,000	109,000,000	73,000,000	141,000,000
Property, plant and equipment, net			228,000,000		228,000,000
Addition to property, plant and equipment		16,000,000		16,000,000	61,000,000
Investments	3,686,000,000	3,689,000,000	140,000,000	3,686,000,000	140,000,000
Base Metals | America, except United States
Results by segment - before elmininations (aggregated)
Revenue	256,000,000	540,000,000	252,000,000	796,000,000	523,000,000
Base Metals | United States
Results by segment - before elmininations (aggregated)
Revenue	402,000,000	479,000,000	161,000,000	881,000,000	309,000,000
Base Metals | Europe
Results by segment - before elmininations (aggregated)
Revenue	836,000,000	677,000,000	785,000,000	1,513,000,000	1,450,000,000
Base Metals | Middle East/Africa/Oceania
Results by segment - before elmininations (aggregated)
Revenue	58,000,000	16,000,000	55,000,000	74,000,000	104,000,000
Base Metals | Japan
Results by segment - before elmininations (aggregated)
Revenue	302,000,000	377,000,000	330,000,000	679,000,000	602,000,000
Base Metals | China
Results by segment - before elmininations (aggregated)
Cost and expenses					(374,000,000)
Revenue	340,000,000	397,000,000	173,000,000	737,000,000	374,000,000
Base Metals | Asia, other than Japan and China
Results by segment - before elmininations (aggregated)
Revenue	318,000,000	406,000,000	466,000,000	724,000,000	792,000,000
Brazil | Fertilizers
Results by segment - before elmininations (aggregated)
Revenue	841,000,000	766,000,000	221,000,000	1,607,000,000	286,000,000
Fertilizers
Results by segment - before elmininations (aggregated)
Gross revenues	927,000,000	831,000,000	221,000,000	1,758,000,000	286,000,000
Cost and expenses	(718,000,000)	(688,000,000)	(211,000,000)	(1,406,000,000)	(250,000,000)
Research and development expenses	(16,000,000)	(18,000,000)	(5,000,000)	(34,000,000)	(12,000,000)
Depreciation, depletion and amortization	(129,000,000)	(117,000,000)	(17,000,000)	(246,000,000)	(24,000,000)
Operating income (loss)	64,000,000	8,000,000	(12,000,000)	72,000,000
Financial income	17,000,000	16,000,000	1,000,000	33,000,000	1,000,000
Financial expenses	(23,000,000)	(9,000,000)	(1,000,000)	(32,000,000)	(1,000,000)
Foreign exchange and indexation gains, net	35,000,000	56,000,000	2,000,000	91,000,000	2,000,000
Income taxes	(57,000,000)	3,000,000	3,000,000	(54,000,000)	3,000,000
Noncontrolling interests	(1,000,000)	4,000,000		3,000,000
Net income attributable to the Company's stockholders	35,000,000	78,000,000	(7,000,000)	113,000,000	5,000,000
Revenue	927,000,000	831,000,000	221,000,000	1,758,000,000	286,000,000
Operating segment - after eliminations (disaggregated)
Revenue	867,000,000	787,000,000	210,000,000	1,654,000,000	275,000,000
Taxes on revenues	(53,000,000)	(58,000,000)	(18,000,000)	(111,000,000)	(21,000,000)
Net revenues	814,000,000	729,000,000	192,000,000	1,543,000,000	254,000,000
Costs and expenses	(621,000,000)	(604,000,000)	(187,000,000)	(1,225,000,000)	(230,000,000)
Operating profit	193,000,000	125,000,000	5,000,000	318,000,000	24,000,000
Depreciation, depletion and amortization	(129,000,000)	(117,000,000)	(17,000,000)	(246,000,000)	(24,000,000)
Operating income	64,000,000	8,000,000	(12,000,000)	72,000,000
Property, plant and equipment, net	10,570,000,000	10,414,000,000	9,042,000,000	10,570,000,000	9,042,000,000
Addition to property, plant and equipment	434,000,000	134,000,000	46,000,000	568,000,000	51,000,000
Fertilizers | Potash
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(18,000,000)	(7,000,000)	(6,000,000)	(25,000,000)	(13,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	68,000,000	62,000,000	55,000,000	130,000,000	120,000,000
Taxes on revenues	(3,000,000)	(4,000,000)	(3,000,000)	(7,000,000)	(6,000,000)
Net revenues	65,000,000	58,000,000	52,000,000	123,000,000	114,000,000
Costs and expenses	(66,000,000)	(69,000,000)	(42,000,000)	(135,000,000)	(85,000,000)
Operating profit	(1,000,000)	(11,000,000)	10,000,000	(12,000,000)	29,000,000
Operating income	(19,000,000)	(18,000,000)	4,000,000	(37,000,000)	16,000,000
Property, plant and equipment, net	1,846,000,000	1,764,000,000	1,889,000,000	1,846,000,000	1,889,000,000
Addition to property, plant and equipment	293,000,000	7,000,000	2,000,000	300,000,000	7,000,000
Fertilizers | Phosphates
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(62,000,000)	(87,000,000)	(11,000,000)	(149,000,000)	(11,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	586,000,000	536,000,000	155,000,000	1,122,000,000	155,000,000
Taxes on revenues	(22,000,000)	(28,000,000)	(15,000,000)	(50,000,000)	(15,000,000)
Net revenues	564,000,000	508,000,000	140,000,000	1,072,000,000	140,000,000
Costs and expenses	(404,000,000)	(408,000,000)	(145,000,000)	(812,000,000)	(145,000,000)
Operating profit	160,000,000	100,000,000	(5,000,000)	260,000,000	(5,000,000)
Operating income	98,000,000	13,000,000	(16,000,000)	111,000,000	(16,000,000)
Property, plant and equipment, net	7,132,000,000	7,811,000,000	7,153,000,000	7,132,000,000	7,153,000,000
Addition to property, plant and equipment	96,000,000	127,000,000	44,000,000	223,000,000	44,000,000
Fertilizers | Nitrogen
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(49,000,000)	(23,000,000)		(72,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	194,000,000	172,000,000		366,000,000
Taxes on revenues	(25,000,000)	(23,000,000)		(48,000,000)
Net revenues	169,000,000	149,000,000		318,000,000
Costs and expenses	(151,000,000)	(127,000,000)		(278,000,000)
Operating profit	18,000,000	22,000,000		40,000,000
Operating income	(31,000,000)	(1,000,000)		(32,000,000)
Property, plant and equipment, net	1,592,000,000	839,000,000		1,592,000,000
Addition to property, plant and equipment	45,000,000			45,000,000
Fertilizers | Others Fertilizers Products
Operating segment - after eliminations (disaggregated)
Revenue	19,000,000	17,000,000		36,000,000
Taxes on revenues	(3,000,000)	(3,000,000)		(6,000,000)
Net revenues	16,000,000	14,000,000		30,000,000
Operating profit	16,000,000	14,000,000		30,000,000
Operating income	16,000,000	14,000,000		30,000,000
Fertilizers | America, except United States
Results by segment - before elmininations (aggregated)
Revenue	8,000,000	19,000,000		27,000,000
Fertilizers | United States
Results by segment - before elmininations (aggregated)
Revenue	1,000,000			1,000,000
Fertilizers | Europe
Results by segment - before elmininations (aggregated)
Revenue	60,000,000	32,000,000		92,000,000
Fertilizers | Asia, other than Japan and China
Results by segment - before elmininations (aggregated)
Revenue	17,000,000	14,000,000		31,000,000
Brazil | Logistic
Results by segment - before elmininations (aggregated)
Revenue	545,000,000	385,000,000	457,000,000	930,000,000	797,000,000
Logistic
Results by segment - before elmininations (aggregated)
Gross revenues	545,000,000	389,000,000	457,000,000	934,000,000	809,000,000
Cost and expenses	(465,000,000)	(351,000,000)	(344,000,000)	(816,000,000)	(636,000,000)
Research and development expenses	(30,000,000)	(21,000,000)	(11,000,000)	(51,000,000)	(22,000,000)
Depreciation, depletion and amortization	(60,000,000)	(44,000,000)	(38,000,000)	(104,000,000)	(73,000,000)
Operating income (loss)	(10,000,000)	(27,000,000)	64,000,000	(37,000,000)	78,000,000
Financial income	6,000,000	3,000,000	2,000,000	9,000,000	3,000,000
Financial expenses	(16,000,000)	(15,000,000)	(11,000,000)	(31,000,000)	(18,000,000)
Foreign exchange and indexation gains, net	(7,000,000)	(7,000,000)	(1,000,000)	(14,000,000)	(3,000,000)
Equity in results of affiliates, joint ventures and others investments	33,000,000	36,000,000	23,000,000	69,000,000	35,000,000
Income taxes	(2,000,000)	2,000,000	5,000,000		9,000,000
Net income attributable to the Company's stockholders	4,000,000	(8,000,000)	82,000,000	(4,000,000)	104,000,000
Revenue	545,000,000	389,000,000	457,000,000	934,000,000	809,000,000
Operating segment - after eliminations (disaggregated)
Revenue	476,000,000	328,000,000	409,000,000	804,000,000	723,000,000
Taxes on revenues	(68,000,000)	(54,000,000)	(59,000,000)	(122,000,000)	(111,000,000)
Net revenues	408,000,000	274,000,000	350,000,000	682,000,000	612,000,000
Costs and expenses	(358,000,000)	(257,000,000)	(248,000,000)	(615,000,000)	(461,000,000)
Operating profit	50,000,000	17,000,000	102,000,000	67,000,000	151,000,000
Depreciation, depletion and amortization	(60,000,000)	(44,000,000)	(38,000,000)	(104,000,000)	(73,000,000)
Operating income	(10,000,000)	(27,000,000)	64,000,000	(37,000,000)	78,000,000
Property, plant and equipment, net	3,685,000,000	2,622,000,000	2,189,000,000	3,685,000,000	2,189,000,000
Addition to property, plant and equipment	229,000,000	96,000,000	26,000,000	325,000,000	49,000,000
Investments	706,000,000	671,000,000	607,000,000	706,000,000	607,000,000
Logistic | America, except United States
Results by segment - before elmininations (aggregated)
Revenue		2,000,000		2,000,000	12,000,000
Logistic | Europe
Results by segment - before elmininations (aggregated)
Revenue		2,000,000		2,000,000
Logistic | Railroads
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(45,000,000)	(37,000,000)	(32,000,000)	(82,000,000)	(59,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	357,000,000	250,000,000	301,000,000	607,000,000	537,000,000
Taxes on revenues	(54,000,000)	(45,000,000)	(45,000,000)	(99,000,000)	(87,000,000)
Net revenues	303,000,000	205,000,000	256,000,000	508,000,000	450,000,000
Costs and expenses	(277,000,000)	(197,000,000)	(190,000,000)	(474,000,000)	(342,000,000)
Operating profit	26,000,000	8,000,000	66,000,000	34,000,000	108,000,000
Operating income	(19,000,000)	(29,000,000)	34,000,000	(48,000,000)	49,000,000
Property, plant and equipment, net	1,464,000,000	1,383,000,000	1,944,000,000	1,464,000,000	1,944,000,000
Addition to property, plant and equipment	66,000,000	36,000,000	25,000,000	102,000,000	46,000,000
Investments	565,000,000	534,000,000	486,000,000	565,000,000	486,000,000
Logistic | Ports
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(15,000,000)	(7,000,000)	(5,000,000)	(22,000,000)	(11,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	119,000,000	78,000,000	106,000,000	197,000,000	181,000,000
Taxes on revenues	(14,000,000)	(9,000,000)	(14,000,000)	(23,000,000)	(24,000,000)
Net revenues	105,000,000	69,000,000	92,000,000	174,000,000	157,000,000
Costs and expenses	(81,000,000)	(60,000,000)	(51,000,000)	(141,000,000)	(106,000,000)
Operating profit	24,000,000	9,000,000	41,000,000	33,000,000	51,000,000
Operating income	9,000,000	2,000,000	36,000,000	11,000,000	40,000,000
Property, plant and equipment, net	739,000,000	469,000,000	245,000,000	739,000,000	245,000,000
Addition to property, plant and equipment	23,000,000	37,000,000	1,000,000	60,000,000	3,000,000
Logistic | Ships
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization			(1,000,000)		(3,000,000)
Operating segment - after eliminations (disaggregated)
Revenue			2,000,000		5,000,000
Net revenues			2,000,000		5,000,000
Costs and expenses			(7,000,000)		(13,000,000)
Operating profit			(5,000,000)		(8,000,000)
Operating income			(6,000,000)		(11,000,000)
Property, plant and equipment, net	1,482,000,000	770,000,000		1,482,000,000
Addition to property, plant and equipment	140,000,000	23,000,000		163,000,000
Investments	141,000,000	137,000,000	121,000,000	141,000,000	121,000,000
Other affiliates and joint ventures
Results by segment - before elmininations (aggregated)
Gross revenues	105,000,000	185,000,000	143,000,000	290,000,000	220,000,000
Cost and expenses	(240,000,000)	(311,000,000)	(99,000,000)	(551,000,000)	(168,000,000)
Research and development expenses	(89,000,000)	(117,000,000)	(43,000,000)	(206,000,000)	(111,000,000)
Depreciation, depletion and amortization	(2,000,000)	(5,000,000)	(1,000,000)	(7,000,000)	(1,000,000)
Operating income (loss)	(226,000,000)	(248,000,000)		(474,000,000)	(60,000,000)
Financial income	9,000,000	2,000,000	(188,000,000)	11,000,000
Financial expenses	(3,000,000)	(2,000,000)	(205,000,000)	(5,000,000)	(2,000,000)
Gains (losses) on derivatives, net			5,000,000		5,000,000
Foreign exchange and indexation gains, net			1,000,000
Equity in results of affiliates, joint ventures and others investments	36,000,000	(11,000,000)	9,000,000	25,000,000	29,000,000
Income taxes					21,000,000
Noncontrolling interests	25,000,000	32,000,000	(4,000,000)	57,000,000	(4,000,000)
Net income attributable to the Company's stockholders	(159,000,000)	(227,000,000)	28,000,000	(386,000,000)	(11,000,000)
Revenue	105,000,000	185,000,000	143,000,000	290,000,000	220,000,000
Brazil | Elimination
Results by segment - before elmininations (aggregated)
Revenue	(174,000,000)	(246,000,000)	(326,000,000)	(420,000,000)	(578,000,000)
Elimination
Results by segment - before elmininations (aggregated)
Gross revenues	(9,332,000,000)	(7,433,000,000)	(6,418,000,000)	(16,765,000,000)	(9,900,000,000)
Cost and expenses	9,332,000,000	7,433,000,000	6,418,000,000	16,765,000,000	9,900,000,000
Financial income	(510,000,000)	(696,000,000)	(879,000,000)	(1,206,000,000)	(1,584,000,000)
Financial expenses	510,000,000	696,000,000	879,000,000	1,206,000,000	1,584,000,000
Revenue	(9,332,000,000)	(7,433,000,000)	(6,418,000,000)	(16,765,000,000)	(9,900,000,000)
Elimination | America, except United States
Results by segment - before elmininations (aggregated)
Revenue	(284,000,000)	(308,000,000)	(259,000,000)	(592,000,000)	(404,000,000)
Elimination | United States
Results by segment - before elmininations (aggregated)
Revenue	(2,000,000)	(12,000,000)	(10,000,000)	(14,000,000)	(26,000,000)
Elimination | Europe
Results by segment - before elmininations (aggregated)
Revenue	(2,350,000,000)	(1,767,000,000)	(1,735,000,000)	(4,117,000,000)	(3,196,000,000)
Elimination | Middle East/Africa/Oceania
Results by segment - before elmininations (aggregated)
Revenue	(360,000,000)	(413,000,000)	(344,000,000)	(773,000,000)	(357,000,000)
Elimination | Japan
Results by segment - before elmininations (aggregated)
Revenue	(1,144,000,000)	(847,000,000)	(518,000,000)	(1,991,000,000)	(1,164,000,000)
Elimination | China
Results by segment - before elmininations (aggregated)
Cost and expenses					3,427,000,000
Revenue	(4,227,000,000)	(3,239,000,000)	(2,711,000,000)	(7,466,000,000)	(3,427,000,000)
Elimination | Asia, other than Japan and China
Results by segment - before elmininations (aggregated)
Revenue	(791,000,000)	(601,000,000)	(515,000,000)	(1,392,000,000)	(748,000,000)
Brazil | Others
Results by segment - before elmininations (aggregated)
Revenue	101,000,000	128,000,000	138,000,000	229,000,000	209,000,000
Others
Results by segment - before elmininations (aggregated)
Depreciation, depletion and amortization	(2,000,000)	(5,000,000)	(1,000,000)	(7,000,000)	(14,000,000)
Operating segment - after eliminations (disaggregated)
Revenue	90,000,000	165,000,000	78,000,000	255,000,000	172,000,000
Taxes on revenues	(10,000,000)	(16,000,000)	(18,000,000)	(26,000,000)	(36,000,000)
Net revenues	80,000,000	149,000,000	60,000,000	229,000,000	136,000,000
Costs and expenses	(304,000,000)	392,000,000	(54,000,000)	(696,000,000)	(190,000,000)
Operating profit	(224,000,000)	(243,000,000)	6,000,000	(467,000,000)	(54,000,000)
Depreciation, depletion and amortization	(2,000,000)	(5,000,000)	(6,000,000)	(7,000,000)	(14,000,000)
Operating income	(226,000,000)	(248,000,000)		(474,000,000)	68,000,000
Property, plant and equipment, net	3,103,000,000	4,869,000,000	2,054,000,000	3,103,000,000	2,054,000,000
Addition to property, plant and equipment	368,000,000	97,000,000	229,000,000	465,000,000	771,000,000
Investments	2,536,000,000	2,436,000,000	2,078,000,000	2,536,000,000	2,078,000,000
Others | America, except United States
Results by segment - before elmininations (aggregated)
Revenue	2,000,000	2,000,000	5,000,000	4,000,000	7,000,000
Others | United States
Results by segment - before elmininations (aggregated)
Revenue		2,000,000		2,000,000	2,000,000
Others | Europe
Results by segment - before elmininations (aggregated)
Revenue	2,000,000	12,000,000		14,000,000	2,000,000
Others | China
Results by segment - before elmininations (aggregated)
Revenue		41,000,000		41,000,000
Gain on Sale of Assets
Operating segment - after eliminations (disaggregated)
Costs and expenses		1,513,000,000		1,513,000,000
Operating profit		1,513,000,000		1,513,000,000
Operating income		1,513,000,000		1,513,000,000
America, except United States
Results by segment - before elmininations (aggregated)
Revenue	558,000,000	727,000,000	389,000,000	1,285,000,000	722,000,000
United States
Results by segment - before elmininations (aggregated)
Revenue	406,000,000	475,000,000	163,000,000	881,000,000	298,000,000
Europe
Results by segment - before elmininations (aggregated)
Revenue	3,068,000,000	2,636,000,000	2,381,000,000	5,704,000,000	3,738,000,000
Middle East/Africa/Oceania
Results by segment - before elmininations (aggregated)
Revenue	416,000,000	456,000,000	458,000,000	872,000,000	687,000,000
Japan
Results by segment - before elmininations (aggregated)
Revenue	1,789,000,000	1,509,000,000	1,072,000,000	3,298,000,000	1,904,000,000
China
Results by segment - before elmininations (aggregated)
Cost and expenses					(4,954,000,000)
Revenue	5,005,000,000	4,024,000,000	2,794,000,000	9,029,000,000	4,954,000,000
Asia, other than Japan and China
Results by segment - before elmininations (aggregated)
Revenue	1,198,000,000	1,184,000,000	916,000,000	2,382,000,000	1,460,000,000
Brazil
Results by segment - before elmininations (aggregated)
Revenue	$ 2,905,000,000	$ 2,537,000,000	$ 1,757,000,000	$ 5,442,000,000	$ 3,015,000,000